SEGMENT INFORMATION - Reconciliation Amounts Presented Consolidated (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Peoples Republic Of China Subsidaries [Member] USD ($)	Dec. 31, 2012 Peoples Republic Of China Subsidaries [Member] CNY	Dec. 31, 2011 Peoples Republic Of China Subsidaries [Member] CNY	Dec. 31, 2010 Peoples Republic Of China Subsidaries [Member] CNY	Dec. 31, 2012 Gaap Adjustments [Member] USD ($)	Dec. 31, 2012 Gaap Adjustments [Member] CNY	Dec. 31, 2011 Gaap Adjustments [Member] CNY	Dec. 31, 2010 Gaap Adjustments [Member] CNY
Net revenues under PRC GAAP	$ 14,509	90,387		75,216	78,907	$ 15,196	94,667	70,879	75,442
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	(776)	(4,833)		3,764	2,983					(776)	(4,833)	3,764	2,983
PRC value added tax refund	89	553		573	482	89	553	573	482	89	553	573	1,219
Share-based compensation expenses	(333)	(2,076)		(7,127)	(31,710)					3	13	(21)	(8)
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	(776)	(4,833)		3,764	2,983					(776)	(4,833)	3,764	2,983
PRC value added tax refund	89	553		573	482	89	553	573	482	89	553	573	1,219
Share-based compensation expenses	(333)	(2,076)		(7,127)	(31,710)					3	13	(21)	(8)
Gross profit under PRC GAAP	11,182	69,659		64,483	61,853	11,866	73,926	60,167	57,659
Operating expenses	(17,745)	(110,553)		(106,048)	(124,474)
Loss from operations	(6,563)	(40,894)		(41,565)	(62,621)
Interest income	917	5,718		1,922	3,686
Gain on sales of short-term investments	18,241	113,644		32,689	65,146
Change in fair value of marketable options	(2,583)	(16,094)		7,252	(18,211)
Gain (loss) on investments under cost method				(3,373)	12,153
Income from equity method investments	(138)	(857)	263	1,639
Other income	1,237	7,706		5,994	13,448
Income before income tax expense	$ 11,111	69,223		4,558	13,601